EMPLOYEE RELATED LIABILITIES (Schedule of Components of Net Periodic Benefit Cost Recognized in Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Postretirement Medical Plan [Member]
Net periodic benefit cost
Service cost	$ 29	$ 24	$ 32
Interest cost	126	118	126
Amortization of prior service costs	(973)	(1,737)	(1,703)
Amortization of net (gain) or loss	(115)	(227)	(132)
Total net periodic benefit cost	$ (933)	$ (1,822)	(1,677)
Other changes in plan assets and benefits obligations recognized in other comprehensive income
Prior service cost for the period			(91)
Net (gain) or loss for the period	$ (1,333)	$ 558	(668)
Amortization of prior service costs	973	1,737	1,703
Amortization of net gain or (loss)	115	227	132
Total recognized in other comprehensive income (expense)	(245)	2,522	1,076
Total recognized in net periodic benefit cost and other comprehensive income (expense)	$ (1,178)	$ 700	$ (601)
Weighted average assumptions used:
Discount rate	4.30%	5.20%	4.30%
Expected return on plan assets, USA employees
Rate of compensation increases
Assumed health care cost trend rates:
Measurement date	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Postretirement Medical Plan [Member] | Pre 65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year	7.00%	7.75%	8.25%
Ultimate rate	4.50%	5.00%	5.00%
Year the ultimate rate is reached	2025	2022	2022
Postretirement Medical Plan [Member] | Post 65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year	20.00%	25.00%	35.00%
Ultimate rate	5.00%	5.00%	5.00%
Year the ultimate rate is reached	2022	2022	2022
Postretirement Medical Plan [Member] | Pre 65 Alternate [Member]
Assumed health care cost trend rates:
Ultimate rate		4.50%
Year the ultimate rate is reached		2025
Pension Plan [Member]
Net periodic benefit cost
Interest cost	$ 798	$ 796	$ 732
Expected return on the plan's assets	(1,130)	(1,257)	$ (948)
Amortization of prior service costs	3	$ 3
Amortization of net (gain) or loss	31		$ 97
Total net periodic benefit cost	$ (298)	$ (458)	(119)
Other changes in plan assets and benefits obligations recognized in other comprehensive income
Prior service cost for the period			93
Net (gain) or loss for the period	$ 6	$ 3,117	$ (4,696)
Amortization of prior service costs	(3)	$ (3)
Amortization of net gain or (loss)	(31)		$ (97)
Total recognized in other comprehensive income (expense)	(28)	$ 3,114	(4,700)
Total recognized in net periodic benefit cost and other comprehensive income (expense)	$ (326)	$ 2,656	$ (4,819)
Weighted average assumptions used:
Discount rate	4.20%	5.10%	4.30%
Expected return on plan assets, USA employees	6.20%	7.50%	7.50%
Rate of compensation increases